Large Cap Core Fund Investment Strategy - Large Cap Core Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in equity securities, which may include common stocks and depositary receipts. Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the S&P 500® Index (the “Index”) during the most recent 12-month period. As of August 31, 2026, the median stock by market capitalization in the Index was approximately $44.73 billion and the largest stock by market capitalization was $5.35 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign securities, either directly or through depositary receipts. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. A derivative instrument that provides exposure to the types of investments that are included in the Fund’s 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the 80% policy. The Fund is managed by two subadvisers. Each of the Fund’s subadvisers manages a portion of the Fund’s assets using different investment approach. In managing its portion of the Fund, one subadviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the subadviser to rank the companies in each sector group according to their relative value. As part of its investment process, the subadviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The subadviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. On behalf of the Fund, the subadviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the subadviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the subadviser often considers other criteria including, but not limited to: •catalysts that could trigger a rise in a stock’s price •high potential reward compared to potential risk •temporary mis-pricings caused by apparent market over-reactions. In managing its portion of the Fund, the other subadviser seeks sector and industry-neutral exposure to the Index, with value added through stock selection. The subadviser will attempt to outperform the Index by overweighting those stocks that are viewed favorably relative to their weighing in the Index, and underweighting or avoiding those stocks that are viewed negatively. The subadviser combines fundamental research with a disciplined portfolio construction process to pursue the investment objective. A portfolio oversight team, which includes portfolio managers, is responsible for the overall structure of the strategy and for developing rules for portfolio construction employed by the subadviser. The portfolio oversight team seeks to take advantage of the subadviser’s fundamental research by assigning equity analysts to select stocks for the strategy within industries where they have focused expertise. The equity analysts are responsible for selecting stocks and determining the stocks’ weights, subject to the oversight and discretion of the portfolio managers who work closely with the analysts. To generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund will not concentrate its assets in any single industry but may from time to time invest a higher percentage of its assets in companies conducting business in various industries within an economic sector, including the technology sector.